Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 32,674	¥ 31,258
TA Triumph-Adler AG
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 27,065	¥ 28,086